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                               File Nos. 2-24256
                                   811-1343

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
                        ------------------------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 79
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                        ------------------------------

              HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
              ---------------------------------------------------
                          (Exact Name of Registrant)

                      Horace Mann Life Insurance Company
                      ----------------------------------
                              (Name of Depositor)

              One Horace Mann Plaza, Springfield, Illinois 62715
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

                                (217) 789-2500
                                 ------------
                        (Depositor's Telephone Number)

                                Ann M. Caparros
                             One Horace Mann Plaza
                         Springfield, Illinois  62715
                         ----------------------------
                    (Name and Address of Agent for Service)
                         Copies of Communications to:

                               Cathy G. O'Kelly
                       Vedder, Price, Kaufman & Kammholz
                           222 North LaSalle Street
                         Chicago, Illinois  60601-1003
                         -----------------------------



It is proposed that this filing will become effective:

____ Immediately upon filing pursuant to paragraph (b) of Rule 485

_X__ On May 2, 2005 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ On (date) pursuant to paragraph (a)(1) of Rule 485

  If appropriate, check the following box:

_X__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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         This Post-Effective Amendment to the Registration Statement on Form N-4
         is being filed of the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 78 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 78 to the Registrant's Registration Statement filed on February 28, 2005.
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                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 79 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485 (b) of the Securities Act of 1933 and Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Springfield and State of Illinois, on this 29th day of April, 2005.

             BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                 ----------------------------------------------
                                  (Registrant)

                     By: Horace Mann Life Insurance Company
                       ----------------------------------
                                   (Depositor)

Attest: /s/ Ann Caparros                       By /s/ Louis Lower
-----------------------------                  ---------------------------------
Ann M. Caparros                                Louis G. Lower II, President and
Corporate Secretary                            Chief Executive Officer
of the Depositor                               of the Depositor


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

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
SIGNATURE                         TITLE                                         DATE
---------                         -----                                         ----
/s/ Louis Lower                   Director, Chairman, President and             April 29, 2005
----------------------------      Chief Executive Officer
Louis G. Lower II

 /s/ Peter Heckman                Director, Executive Vice                      April 29, 2005
------------------------------    President and Chief
Peter H. Heckman                  Financial Officer

/s/ Ann Caparros                  Director, Vice President,                     April 29, 2005
--------------------------        General Counsel,
Ann M. Caparros                   Corporate Secretary and Chief Compliance Officer


/s/ Paul Andrews                  Director and Senior Vice President            April 29, 2005
-----------------------------
Paul D. Andrews
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